Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Generation Health, Inc.	Dec. 31, 2010 Generation Health, Inc.	Dec. 31, 2009 Generation Health, Inc.	Dec. 31, 2011 Generation Health, Inc. Minimum	Dec. 31, 2011 Generation Health, Inc. Maximum
Redeemable Noncontrolling Interest
Ownership interest in Generation Health, Inc. (as a percent)										60.00%
Purchase price for redeemable noncontrolling interest on exercise of put rights by noncontrolling owners													$ 27	$ 159
Redeemable noncontrolling interest at fair value on acquisition date	30				34			30	34	30	34	37
Reconciliation of the changes in the redeemable noncontrolling interest:
Beginning balance				34				34		34	37
Acquisition of Generation Health												37
Net loss attributable to noncontrolling interest	1	1	1	1	1	1	1	4	3	(4)	(3)
Ending balance	$ 30				$ 34			$ 30	$ 34	$ 30	$ 34	$ 37